                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                  OF
               REGISTERED MANAGEMENT INVESTMENT COMPANY

             Investment Company Act file number: 811-02201

 Exact Name of Registrant as specified in charter: 1838 Bond-Debenture
                             Trading Fund

 Address of Principal Executive Officers: 2701 Renaissance Blvd., 4th Fl.,
                      King of Prussia, PA 19406

       Name and address of agent for service: Daniel N. Mullen, 2701 Renaissance Blvd., 4th Fl., King of Prussia, PA 19406


               Copies to: Panayiotis (Peter) S. Andreou,
                            113 King Street
                           Armonk, NY 10504

  Registrant's telephone number, including area code: (914) 273-4545

                Date of fiscal year end: March 31, 2005

              Date of reporting period: December 31, 2004

ITEM 1.
SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2004


                                                                        MOODY'S/
                                                                       STANDARD &
                                                                         POOR'S         PRINCIPAL      AMORTIZED COST      VALUE
                                                                         RATING*     AMOUNT (000'S)       (NOTE 1)        (NOTE 1)
                                                                       ----------    --------------    --------------   -----------
LONG TERM DEBT SECURITIES (96.98%)

AUTOMOBILES & RELATED (7.54%)
Auburn Hills Trust, Gtd. Ctfs., 12.375%, 05/01/20 ..................     Ba1/BBB         $1,000         $ 1,000,000     $ 1,568,466
Ford Holdings, Inc., Gtd., 9.30%, 03/01/30 .........................    Baa1/BBB-         1,000           1,109,050       1,172,770
Ford Motor Co., Debs., 8.90%, 01/15/32 .............................    Baa1/BBB-         1,560           1,544,395       1,773,458
Ford Motor Credit Co., 7.00%, 10/01/13 .............................     A3/BBB-          2,000           2,057,338       2,120,264
General Motors Acceptance Corp., Notes, 7.25%, 03/02/11 ............    Baa1/BBB-         1,000           1,007,384       1,046,962
                                                                                                        -----------     -----------
                                                                                                          6,718,167       7,681,920
                                                                                                        -----------     -----------
ELECTRIC UTILITIES (7.76%)
Arizona Public Service Co., 5.625%, 05/15/33 .......................    Baa1/BBB          1,000             988,817         980,617
Dominion Resources Inc., Sr. Notes, 6.75%, 12/15/32 ................    Baa1/BBB+         1,000             997,632       1,101,864
Hydro-Quebec, Gtd. Debs., 8.25%, 04/15/26 ..........................      A1/A+           1,550           1,484,677       2,137,986
Midamerican Funding LLC, 6.927%, 03/01/29 ..........................    Baa1/BBB+           500             500,000         560,739
National Rural Utilities, Notes, 4.75%, 03/01/14 ...................      A1/A+             500             510,056         502,294
NSTAR, Notes, 8.00%, 02/15/10 ......................................      A2/A-             500             498,760         584,169
Old Dominion Electric Corp., 6.25%, 06/01/11 .......................     Aaa/AAA            500             500,419         550,281
PSEG Power, Notes, 5.00%, 04/01/14 .................................    Baa1/BBB          1,500           1,498,126       1,489,268
                                                                                                        -----------     -----------
                                                                                                          6,978,487       7,907,218
                                                                                                        -----------     -----------
FINANCIAL (19.45%)
Bank of America, Sub. Notes, 7.40%, 01/15/11 .......................      Aa3/A           1,000           1,050,256       1,158,378
BB&T Corp., Sub. Notes, 6.50%, 08/01/11 ............................      A2/A-             500             498,101         557,710
Citicorp Capital II, Gtd., 8.015%, 02/15/27 ........................      Aa2/A           2,000           2,011,021       2,213,396
FBS Capital I, Gtd., 8.09%, 11/15/26 ...............................      A1/A-           2,000           1,994,296       2,177,016
General Electric Capital Corp., Notes, 6.75%, 03/15/32 .............     Aaa/AAA          1,500           1,548,000       1,755,675
Goldman Sachs Group Inc., Gtd., 6.345%, 02/15/34 ...................      A1/A-           1,500           1,509,720       1,561,956
Household Finance Corp., Notes, 6.75%, 05/15/11 ....................      A1/A            1,500           1,499,728       1,687,520
HSBC America Capital II, Gtd., 8.38%, 05/15/27, 144A ...............      NA/A-           2,500           2,565,019       2,773,136
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12 .............     Aaa/AA+            500             498,913         560,566
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11 ..................      WR/NR           1,500           1,571,231       1,630,211
Sanwa Bank Ltd., Sub. Notes, 7.40%, 06/15/11 .......................     A2/BBB             500             487,888         573,266
Royal Bank of Scotland FLC, 4.7%, 07/03/18 .........................     Aa3/A+           1,500           1,412,718       1,422,305
UBS PFD Funding Trust I, Gtd., 8.622%, 10/29/49 ....................     A1/AA-           1,000           1,008,469       1,202,017
XL Capital Europe PLC, Gtd., 6 .50%, 01/15/12 ......................      A2/A              500             497,969         547,267
                                                                                                        -----------     -----------
                                                                                                         18,153,329      19,820,419
                                                                                                        -----------     -----------
INDUSTRIAL, MATERIALS & MISC. (16.25%)
Abitibi-Consolidated Inc., Debs., 8.85%, 08/01/30 ..................     BA3/BB-          2,000           1,999,788       2,010,000
Darden Restaurants Inc., Debs., 7.125%, 02/01/16 ...................    Baa1/BBB+           500             440,224         572,489
EOP Operating LP, Sr. Notes, 7.25%, 02/15/18 .......................    Baa2/BBB+         1,000             993,579       1,154,232
Harcourt General Inc., Sr. Debs., 8.875%, 06/01/22 .................      WR/A-           2,000           2,135,173       2,649,564
Liberty Property Trust, Sr. Notes, 7.50%, 01/15/18 .................    Baa2/BBB          1,000             999,152       1,146,671
Pharmacia Corp. (Pfizer), 6.5%,12/1/2018 ...........................     Aaa/AAA            500             582,510         568,003
Quebecor World Inc.,Gtd., 6.125%, 11/15/13 .........................    Baa3/BBB-         1,500           1,510,589       1,552,496
Royal Caribbean Cruises, Sr. Notes, 6.75%, 03/15/08 ................     Ba2/BB+          1,000             926,387       1,063,750
Smurfit Capital Funding, Debs., 7.50%, 11/20/25 ....................     B1/BB-           2,000           1,991,830       1,990,000
Starwood Hotels & Resorts, Gtd., 7.875%, 05/01/12 ..................     Ba1/BB+          1,000             996,064       1,142,500
Tyco Int'l. Group SA, Gtd., 6.875%, 01/15/29 .......................    Baa3/BBB            750             657,590         859,133
Union Camp Corp., Debs., 9.25%, 02/01/11 ...........................    Baa2/BBB          1,500           1,493,146       1,841,387
                                                                                                        -----------     -----------
                                                                                                         14,726,032      16,550,225
                                                                                                        -----------     -----------
OIL & GAS (7.88%)
Apache Corp., Notes, 7.70%, 03/15/26 ...............................      A3/A-             500             522,957         632,186
ConocoPhillips, Gtd., 5.90%, 10/15/32 ..............................      A3/A-           1,000           1,023,638       1,046,264
Texaco Capital Inc., Gtd. Debs., 7.50% 03/01/43 ....................     Aa3/AA           2,000           1,978,610       2,343,618
Transocean Inc., Notes, 7.50%, 04/15/31 ............................     Baa2/A-            500             497,784         615,430
Western Atlas Inc., Debs., 8.55%, 06/15/24 .........................      A2/A-           2,539           2,638,528       3,389,938
                                                                                                        -----------     -----------
                                                                                                          6,661,517       8,027,436
                                                                                                        -----------     -----------



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
SCHEDULE OF INVESTMENTS (UNAUDITED)--CONTINUED                DECEMBER 31, 2004


                                                                       MOODY'S/
                                                                      STANDARD &
                                                                        POOR'S         PRINCIPAL      AMORTIZED COST       VALUE
                                                                        RATING*     AMOUNT (000'S)       (NOTE 1)        (NOTE 1)
                                                                      ----------    --------------    --------------   ------------
TELECOMMUNICATIONS & MULTIMEDIA (18.42%)
Comcast Corp., Gtd., 7.05%, 3/15/33 ...............................    Baa3/BBB         $2,000         $ 2,193,041     $  2,288,456
Continental Cablevision, Sr. Debs., 9.50%, 08/01/13 ...............    Baa3/BBB          1,000           1,054,234        1,082,631
Deutsche Telekom International, Gtd., 8.25%, 06/15/30 .............    Baa1/BBB+         2,000           2,510,360        2,640,916
GTE Corp. Deb., 6.94%, 04/15/28 ...................................      A3/A+           2,000           2,109,316        2,227,472
News America Holdings Inc., Gtd., 7.90%, 12/01/95 .................    Baa3/BBB-         1,400           1,298,782        1,645,087
SBC Communications Inc., Notes, 5.875%, 08/15/12 ..................      A2/A              500             493,794          538,625
Sprint Capital Corp., 5.25%, 05/01/19 .............................    Baa3/BBB-         1,750           1,760,775        1,957,708
Time Warner Inc., Debs., 9.15%, 02/01/23 ..........................    Baa1/BBB+         3,000           3,140,016        4,019,880
Verizon Global Funding Corp., Notes, 7.75%, 12/01/30 ..............      A2/A+           1,646           1,675,098        2,046,515
Viacom Inc., Sr. Debs., 7.875%, 07/30/30 ..........................      A3/A-             250             246,352          321,091
                                                                                                       -----------     ------------
                                                                                                        16,481,768       18,768,381
                                                                                                       -----------     ------------
MORTGAGE BACKED SECURITIES (10.74%)
FHLMC Pool # A15675, 6.00%, 11/01/33 ..............................      NR/NR           2,184           2,261,804        2,256,787
FNMA Pool # B11892, 4.50%, 01/01/19 ...............................      NR/NR           2,211           2,232,481        2,208,407
FNMA Pool # 763852, 5.50%, 02/01/34 ...............................      NR/NR           3,825           3,913,676        3,885,340
FNMA Pool # 754791, 6.50%, 12/01/33 ...............................      NR/NR           2,287           2,409,946        2,399,602
GNMA Pool # 780374, 7.50%, 12/15/23 ...............................      NR/NR              55              55,072           60,030
GNMA Pool # 417239, 7.00%, 02/15/26 ...............................      NR/NR             124             125,922          132,379
                                                                                                       -----------     ------------
                                                                                                        10,998,901       10,942,545
                                                                                                       -----------     ------------
U.S. GOVERNMENT & AGENCIES (8.94%)
U.S. Treasury Bonds, 10.75%, 08/15/05 .............................      NR/NR           1,600           1,636,899        1,679,250
U.S. Treasury Bonds, 7.875%, 02/15/21 .............................      NR/NR           3,900           4,026,304        5,269,267
U.S. Treasury Bonds, 8.125%, 08/15/21 .............................      NR/NR           1,000           1,013,291        1,384,602
U.S. Treasury Bonds, 6.25%, 05/15/30 ..............................      NR/NR             650             724,992          777,131
                                                                                                       -----------     ------------
                                                                                                         7,401,486        9,110,250
                                                                                                       -----------     ------------
TOTAL LONG TERM DEBT SECURITIES ...................................                                     88,119,687       98,808,394
                                                                                                       -----------     ------------
INVESTMENT COMPANIES (3.05%)                                                            SHARES
                                                                                        ------
High Yield Plus Fund ..............................................                         33             223,875          151,332
Evergreen Select Money Market Fund - I Shares .....................                      2,957           2,956,708        2,956,708
                                                                                                       -----------     ------------
                                                                                                         3,180,583        3,108,040
                                                                                                       -----------     ------------
TOTAL INVESTMENTS (100.03%) .......................................                                    $91,300,270      101,916,434
                                                                                                       ===========
OTHER ASSETS AND LIABILITIES (-0.03%) .............................                                                         (31,972)
                                                                                                                       ------------
NET ASSETS (100.00%) ..............................................                                                    $101,884,462
                                                                                                                       ============

144A-- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 2.72% of net assets.

Legend
------
Ctfs. - Certificates
Debs. - Debentures
Gtd. - Guaranteed
Sr. - Senior
Sub. - Subordinated

ITEM 2: CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits.

(1) Separate certifications by the registrant's principal executive officer and principal financial officer, required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                              Signatures


            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Bond-Debenture Trading Fund

BY:         /s/ Ross K. Chapin
    --------------------------------------------
            Ross K. Chapin
            President, Chief Executive Officer

Date:       February 18, 2005
      ------------------------------------------

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY:         /s/ Ross K. Chapin
    --------------------------------------------
            Ross K. Chapin
            President, Chief Executive Officer
            (Principal Executive Officer)

Date:       February 18, 2005
      ------------------------------------------

BY:         /s/ Daniel N. Mullen
    --------------------------------------------
            Daniel N. Mullen
            Treasurer
            (Principal Financial Officer)

Date:       February 18, 2005
      ------------------------------------------






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